TRADE RECEIVABLES AND NOTES RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
TRADE RECEIVABLES AND NOTES RECEIVABLE
Schedule of trade and notes receivables

	December 31,	December 31,
	2022	2021

Trade receivables	5,055,178	4,043,972
Less: impairment	(948,782)	(1,012,722)
	4,106,396	3,031,250
Notes receivable:
Measured at amortized cost	411,145	1,207,602
Measured at fair value through other comprehensive income	1,356,480	2,867,877

	5,874,021	7,106,729

Schedule of ageing analysis of trade and notes receivables

	As of December 31,
	2022	2021

Within 1 year	2,780,524	2,332,703
Between 1 and 2 years	860,619	153,410
Between 2 and 3 years	112,902	237,916
Over 3 years	1,301,133	1,319,943

	5,055,178	4,043,972
Less: loss allowance for impairment	(948,782)	(1,012,722)

	4,106,396	3,031,250

Schedule of credit risk exposure

	As of December 31, 2022
			Expected credit
	Gross carrying	Expected credit	losses loss
	amount	losses	rate (%)
Alumina and primary aluminum
Within 1 year	998,902	5,636	0.56
Between 1 and 2 years	4,796	59	1.23
Between 2 and 3 years	12,116	50	0.41
Over 3 years	43,500	37,810	86.92
	1,059,314	43,555
Trading
Within 1 year	631,722	9,977	1.58
Between 1 and 2 years	358	42	11.73
Between 2 and 3 years	—	—	—
Over 3 years	2,918	1,526	52.30
	634,998	11,545

Energy
Within 1 year	1,117,078	1,752	0.16
Between 1 and 2 years	854,495	3,028	0.35
Between 2 and 3 years	100,772	645	0.64
Over 3 years	149,890	32,807	21.89
	2,222,235	38,232
Corporate and other operating segments
Within 1 year	32,817	489	1.49
Between 1 and 2 years	869	188	21.63
Between 2 and 3 years	—	—	—
Over 3 years	19,727	19,252	97.59
	53,413	19,929
	3,969,960	113,261

Individually assessed trade receivables	1,085,218	835,521

	5,055,178	948,782

	As of December 31, 2022
			Expected credit
	Gross carrying	Expected credit	losses loss
	amount	losses	rate (%)
Zhuhai Hongfan nonferrous metal Chemical Co., Ltd	270,419	270,419	100.00
Chalco Henan Aluminum Fabrication Co.,Ltd.	247,163	—	—
Xinjiang Jiarun Resources Holdings Co., Ltd.	213,293	213,293	100.00
Guizhou Jinpingguo Aluminum Rod Co., Ltd.	111,138	111,138	100.00
Others	243,205	240,671	98.96
	1,085,218	835,521

Schedule of movements on the provision for impairment of trade and notes receivables

	2022	2021	2020

As of January 1	1,012,722	988,802	814,986
Impairment loss	34,807	364,618	405,574
Write off	(17,021)	(285,178)	(142,786)
Reversal	(38,481)	(38,465)	(90,752)
Others	(43,245)	(17,055)	1,780
As of December 31	948,782	1,012,722	988,802